Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party accounts payable and other current liabilities
The following is a summary of related party accounts payable and other current liabilities (in thousands):

	As of September 30, 2025	As of December 31, 2024
Paragon accrued research and development	$6,184	$6,901
Paragon accrued general and administrative	89	320
Total	$6,273	$7,221

The following is a summary of related party accounts payable and other current liabilities (in thousands):

December 31, 2024
Paragon reimbursable Option Agreement fees	$6,901
Paragon reimbursable recruiting and start-up fees	320
$7,221